Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	GUINNESS ATKINSON FUNDS
Entity Central Index Key	0000919160
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 17, 2020
Document Effective Date	Sep. 17, 2020
Prospectus Date	May 01, 2020